UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21411
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2007

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust                                                                                     as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 137.3% (1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.4%
	Alliant Techsystems, Inc.
$532,125	Term Loan, 6.88%, Maturing March 31, 2009	$533,123
	Dresser Rand Group, Inc.
157,420	Term Loan, 7.32%, Maturing October 29, 2011	158,620
	DRS Technologies, Inc.
1,017,313	Term Loan, 6.87%, Maturing January 31, 2013	1,020,969
	Evergreen International Aviation
1,570,898	Term Loan, 8.86%, Maturing October 31, 2011	1,566,971
	Hexcel Corp.
1,518,088	Term Loan, 7.13%, Maturing March 1, 2012	1,521,883
	IAP Worldwide Services, Inc.
965,250	Term Loan, 9.69%, Maturing December 30, 2012	966,909
	K&F Industries, Inc.
1,410,935	Term Loan, 7.32%, Maturing November 18, 2012	1,417,769
	Spirit Aerosystems, Inc.
1,626,085	Term Loan, 7.11%, Maturing December 31, 2011	1,634,214
	Standard Aero Holdings, Inc.
1,220,448	Term Loan, 7.61%, Maturing August 24, 2012	1,225,788
	Transdigm, Inc.
1,625,000	Term Loan, 7.37%, Maturing June 23, 2013	1,636,172
	Vought Aircraft Industries, Inc.
2,143,871	Term Loan, 7.88%, Maturing December 17, 2011	2,162,184
	Wesco Aircraft Hardware Corp.
1,175,000	Term Loan, 7.57%, Maturing September 29, 2013	1,185,098
	Wyle Laboratories, Inc.
250,335	Term Loan, 8.12%, Maturing January 28, 2011	251,665
		$15,281,365
Air Transport — 0.9%
	Delta Air Lines, Inc.
$2,075,000	Term Loan, 12.87%, Maturing March 16, 2008	$2,119,187
	Northwest Airlines, Inc.
2,100,000	DIP Loan, 7.85%, Maturing August 21, 2008	2,116,407
	United Airlines, Inc.
1,393,000	Term Loan, 9.12%, Maturing February 1, 2012	1,398,970
199,000	Term Loan, 11.00%, Maturing February 1, 2012	199,853
		$5,834,417
Automotive — 6.9%
	Accuride Corp.
$2,223,792	Term Loan, 7.38%, Maturing January 31, 2012	$2,232,827
	Affina Group, Inc.
1,370,985	Term Loan, 8.36%, Maturing November 30, 2011	1,380,624

	Axletech International Holding, Inc.
$1,750,000	Term Loan, 11.86%, Maturing April 21, 2013	$1,766,042
	CSA Acquisition Corp.
1,384,797	Term Loan, 7.88%, Maturing December 23, 2011	1,393,020
495,000	Term Loan, 7.88%, Maturing December 23, 2012	497,846
	Dana Corp.
1,050,000	Term Loan, 7.82%, Maturing March 30, 2008	1,051,976
	Dayco Products, LLC
2,014,875	Term Loan, 7.87%, Maturing June 21, 2011	2,020,543
	Exide Technologies, Inc.
1,207,489	Term Loan, 11.75%, Maturing May 5, 2010	1,269,372
	Federal-Mogul Corp.
2,915,607	Revolving Loan, 6.83%, Maturing July 1, 2007 (2)	2,903,155
	Ford Motor Co.
1,775,000	Term Loan, 8.36%, Maturing December 15, 2013	1,800,269
	General Motors Corp.
1,450,000	Term Loan, 7.75%, Maturing November 29, 2013	1,468,035
	Goodyear Tire & Rubber Co.
880,000	Term Loan, 5.22%, Maturing April 30, 2010	887,778
2,950,000	Term Loan, 8.14%, Maturing April 30, 2010	2,987,489
1,000,000	Term Loan, 8.89%, Maturing March 1, 2011	1,014,792
	HLI Operating Co., Inc.
1,794,864	Term Loan, 8.88%, Maturing June 3, 2009	1,813,261
	Insurance Auto Auctions, Inc.
739,993	Term Loan, 7.87%, Maturing May 19, 2012	$743,000
	Keystone Automotive Operations Inc.
900,000	Term Loan, 8.82%, Maturing January 12, 2012	904,500
	R.J. Tower Corp.
1,725,000	DIP Revolving Loan, 9.88%, Maturing August 2, 2007	1,709,187
	Tenneco Automotive, Inc.
1,994,254	Term Loan, 7.36%, Maturing December 12, 2009	2,009,959
1,656,896	Term Loan, 7.31%, Maturing December 12, 2010	1,669,944
	The Hertz Corp.
400,000	Term Loan, 5.37%, Maturing December 21, 2012	403,281
3,170,111	Term Loan, 7.35%, Maturing December 21, 2012	3,196,116
	Trimas Corp.
234,375	Term Loan, 8.13%, Maturing August 2, 2011	237,598
1,013,086	Term Loan, 8.11%, Maturing August 2, 2013	1,027,016
	TRW Automotive, Inc.
4,505,910	Term Loan, 6.94%, Maturing June 30, 2012	4,509,780
	United Components, Inc.
1,466,329	Term Loan, 7.63%, Maturing June 30, 2010	1,473,661
	Vanguard Car Rental USA
1,192,000	Term Loan, 8.35%, Maturing June 14, 2013	1,203,796
		$43,574,867

Beverage and Tobacco — 1.5%
	Alliance One International, Inc.
$566,812	Term Loan, 8.82%, Maturing May 13, 2010	$573,897
	Constellation Brands, Inc.
1,583,333	Term Loan, 6.88%, Maturing June 5, 2013	1,594,988
	Culligan International Co.
935,103	Term Loan, 7.07%, Maturing September 30, 2011	937,734
	National Dairy Holdings, L.P.
731,143	Term Loan, 7.32%, Maturing March 15, 2012	732,514
	National Distribution Co.
690,800	Term Loan, 11.82%, Maturing June 22, 2010	692,527
	Reynolds American, Inc.
2,935,250	Term Loan, 7.14%, Maturing May 31, 2012	2,960,933
	Southern Wine & Spirits of America, Inc.
1,438,772	Term Loan, 6.86%, Maturing May 31, 2012	1,444,391
	Sunny Delight Beverages Co.
370,063	Term Loan, 11.37%, Maturing August 20, 2010	361,967
		$9,298,951
Brokers, Dealers and Investment Houses — 0.3%
	Ameritrade Holding Corp.
$2,003,528	Term Loan, 6.82%, Maturing December 31, 2012	$2,010,677
		$2,010,677
Building and Development — 9.1%
	AP-Newkirk Holdings, LLC
$1,482,098	Term Loan, 7.82%, Maturing December 21, 2007	$1,484,646
	Beacon Sales Acquisition, Inc.
698,250	Term Loan, 7.36%, Maturing September 30, 2013	701,741
	Biomed Realty, L.P.
3,055,000	Term Loan, 7.58%, Maturing May 31, 2010	3,047,362
	Capital Automotive (REIT)
1,232,598	Term Loan, 7.08%, Maturing December 16, 2010	1,243,469
	Epco / Fantome, LLC
1,464,000	Term Loan, 7.99%, Maturing November 23, 2010	1,471,320
	Formica Corp.
1,017,313	Term Loan, 9.29%, Maturing March 15, 2013	1,017,312
	FT-FIN Acquisition, LLC
1,221,496	Term Loan, 6.83%, Maturing November 17, 2007 (2)	1,224,549
	Gables GP, Inc.
82,763	Term Loan, 7.07%, Maturing March 31, 2007	82,960
	General Growth Properties, Inc.
2,000,000	Term Loan, 6.57%, Maturing February 24, 2011	1,995,402
	Hovstone Holdings, LLC
1,045,500	Term Loan, 7.36%, Maturing February 28, 2009	1,029,817
	Landsource Communities, LLC
6,011,000	Term Loan, 7.88%, Maturing March 31, 2010	6,007,243

	Lanoga Corp.
$1,243,758	Term Loan, 7.11%, Maturing June 29, 2013	$1,243,758
	LNR Property Corp.
2,800,000	Term Loan, 8.12%, Maturing July 3, 2011	2,819,499
	Mattamy Funding Partnership
497,500	Term Loan, 7.63%, Maturing April 11, 2013	500,609
	Mueller Group, Inc.
2,676,824	Term Loan, 7.36%, Maturing October 3, 2012	2,697,457
	NCI Building Systems, Inc.
594,000	Term Loan, 6.84%, Maturing June 18, 2010	594,928
	Newkirk Master, L.P.
3,423,859	Term Loan, 7.08%, Maturing August 11, 2008	3,429,744
	Nortek, Inc.
2,732,088	Term Loan, 7.35%, Maturing August 27, 2011	2,739,943
	November 2005 Land Investors
581,822	Term Loan, 8.11%, Maturing May 9, 2011	582,549
	Panolam Industries Holdings, Inc.
566,594	Term Loan, 8.11%, Maturing September 30, 2012	568,364
	Ply Gem Industries, Inc.
2,510,313	Term Loan, 8.37%, Maturing August 15, 2011	2,540,909
	Rubicon GSA II, LLC
2,350,000	Term Loan, 8.10%, Maturing July 31, 2008	2,350,000
	South Edge, LLC
787,500	Term Loan, 7.38%, Maturing October 31, 2009	785,778
	Stile Acquisition Corp.
2,121,627	Term Loan, 7.38%, Maturing April 6, 2013	2,114,914
	Stile U.S. Acquisition Corp.
2,125,241	Term Loan, 7.38%, Maturing April 6, 2013	2,118,517
	TE / Tousa Senior, LLC
1,575,000	Term Loan, 11.75%, Maturing August 1, 2008 (5)	1,568,954
	Tousa/Kolter, LLC
1,656,000	Term Loan, 6.87%, Maturing January 7, 2008 (2)	1,658,070
	TRU 2005 RE Holding Co.
4,100,000	Term Loan, 8.33%, Maturing December 9, 2008	4,141,640
	Trustreet Properties, Inc.
1,465,000	Term Loan, 7.33%, Maturing April 8, 2010	1,468,662
	United Subcontractors, Inc.
825,000	Term Loan, 12.62%, Maturing June 27, 2013	800,250
	Wintergames Acquisition ULC
3,175,000	Term Loan, 7.32%, Maturing October 26, 2007	3,176,984
		$57,207,350
Business Equipment and Services — 8.7%
	Acco Brands Corp.
$1,307,450	Term Loan, 7.09%, Maturing August 17, 2012	$1,316,235

	Activant Solutions, Inc.
$741,317	Term Loan, 7.38%, Maturing May 1, 2013	$741,086
	Affiliated Computer Services
816,750	Term Loan, 7.35%, Maturing March 20, 2013	823,273
2,164,125	Term Loan, 7.36%, Maturing March 20, 2013	2,181,979
	Affinion Group, Inc.
2,769,186	Term Loan, 7.87%, Maturing October 17, 2012	2,798,262
	Allied Security Holdings, LLC
1,288,182	Term Loan, 8.37%, Maturing June 30, 2010	1,302,674
	Buhrmann US, Inc.
3,099,537	Term Loan, 7.12%, Maturing December 31, 2010	3,111,160
	DynCorp International, LLC
1,208,475	Term Loan, 7.66%, Maturing February 11, 2011	1,218,545
	Gate Gourmet Borrower, LLC
1,119,811	Term Loan, 8.10%, Maturing March 9, 2012	1,133,809
183,333	Term Loan, 8.11%, Maturing March 9, 2012	180,583
	Info USA, Inc.
618,750	Term Loan, 7.12%, Maturing February 14, 2012	619,523
	Iron Mountain, Inc.
1,380,001	Term Loan, 7.13%, Maturing April 2, 2011	1,385,463
	Language Line, Inc.
2,322,836	Term Loan, 8.60%, Maturing June 11, 2011	2,347,879
	Mitchell International, Inc.
652,211	Term Loan, 7.37%, Maturing August 15, 2011	655,676
	N.E.W. Holdings I, LLC
770,000	Term Loan, 12.36%, Maturing February 8, 2014	776,979
467,378	Term Loan, 8.11%, Maturing August 8, 2014	470,007
	Nielsen Finance, LLC
6,907,688	Term Loan, 7.63%, Maturing August 9, 2013	6,970,485
	Protection One, Inc.
912,046	Term Loan, 7.85%, Maturing March 31, 2012	917,177
	Quantum Corp.
437,500	Term Loan, 9.44%, Maturing August 22, 2012	438,047
	Quintiles Transnational Corp.
1,700,000	Term Loan, 9.36%, Maturing March 31, 2014	1,723,729
	Serena Software, Inc.
562,500	Term Loan, 7.61%, Maturing March 10, 2013	564,891
	Sungard Data Systems, Inc.
12,903,500	Term Loan, 7.88%, Maturing February 11, 2013	13,038,587
	TDS Investor Corp.
3,018,112	Term Loan, 7.86%, Maturing August 23, 2013	3,040,540
	Transaction Network Services, Inc.
783,819	Term Loan, 7.35%, Maturing May 4, 2012	785,779
	US Investigations Services, Inc.
1,185,154	Term Loan, 7.87%, Maturing October 14, 2012	1,192,562
543,989	Term Loan, 7.87%, Maturing October 14, 2013	546,936

	West Corp.
$2,450,000	Term Loan, 8.09%, Maturing October 24, 2013	$2,470,288
	Williams Scotsman, Inc.
750,000	Term Loan, 6.82%, Maturing June 27, 2010	750,000
	Worldspan, L.P.
1,400,000	Term Loan, 8.58%, Maturing December 7, 2013	1,408,750
		$54,910,904

Cable and Satellite Television—7.8%
	Atlantic Broadband Finance, LLC
$4,262,234	Term Loan, 8.10%, Maturing February 10, 2011	$4,327,945
	Bragg Communications, Inc.
1,026,375	Term Loan, 7.12%, Maturing August 31, 2011	1,029,906
	Bresnan Broadband Holdings, LLC
1,200,000	Term Loan, 9.87%, Maturing March 29, 2014	1,223,626
	Cequel Communications, LLC
1,550,000	Term Loan, 9.87%, Maturing May 5, 2014	1,584,754
3,067,248	Term Loan, 11.37%, Maturing May 5, 2014	3,147,126
	Charter Communications Operating, LLC
12,118,808	Term Loan, 7.99%, Maturing April 28, 2013	12,240,372
	CSC Holdings, Inc.
2,977,500	Term Loan, 7.11%, Maturing March 29, 2013	2,988,728
	Insight Midwest Holdings, LLC
5,325,000	Term Loan, 7.61%, Maturing April 6, 2014	5,373,260
	Mediacom Broadband Group
5,895,450	Term Loan, 7.17%, Maturing January 31, 2015	5,895,910
	Mediacom Illinois, LLC
2,784,750	Term Loan, 7.17%, Maturing January 31, 2015	2,790,718
	NTL Investment Holdings, Ltd.
2,492,490	Term Loan, 7.36%, Maturing March 30, 2012	2,509,292
	Persona Communications Corp.
354,378	Term Loan, 0.00%, Maturing October 12, 2013 (2)	357,479
570,622	Term Loan, 8.12%, Maturing October 12, 2013	575,615
825,000	Term Loan, 11.36%, Maturing April 12, 2014	832,734
	UGS Corp.
2,203,138	Term Loan, 7.10%, Maturing March 31, 2012	2,208,646
	UPC Broadband Holding B.V.
1,195,000	Term Loan, 7.37%, Maturing March 31, 2013	1,201,178
1,195,000	Term Loan, 7.37%, Maturing December 31, 2013	1,201,178
		$49,488,467
Chemicals and Plastics—9.5%
	Basell Af S.A.R.L.
$375,000	Term Loan, 7.60%, Maturing August 1, 2013	$379,394
375,000	Term Loan, 8.35%, Maturing August 1, 2014	379,512
	Brenntag Holding GmbH and Co. KG
1,900,000	Term Loan, 7.89%, Maturing December 23, 2013	1,921,742
1,000,000	Term Loan, 11.89%, Maturing December 23, 2015	1,023,906
	Celanese Holdings, LLC
4,139,627	Term Loan, 7.11%, Maturing June 4, 2011	4,168,410
	Gentek, Inc.
549,963	Term Loan, 7.35%, Maturing February 25, 2011	551,596
669,630	Term Loan, 9.61%, Maturing February 28, 2012	674,568
	Georgia Gulf Corp.
1,215,703	Term Loan, 7.32%, Maturing October 3, 2013	1,225,255

	Hercules, Inc.
$829,688	Term Loan, 6.82%, Maturing October 8, 2010	$831,762
	Hexion Specialty Chemicals, Inc.
4,502,375	Term Loan, 7.88%, Maturing May 5, 2013	4,526,576
	Huntsman, LLC
4,268,561	Term Loan, 7.07%, Maturing August 16, 2012	4,296,840
	Ineos Group
1,608,750	Term Loan, 7.61%, Maturing December 14, 2013	1,629,530
1,608,750	Term Loan, 8.11%, Maturing December 14, 2014	1,629,530
	Innophos, Inc.
671,186	Term Loan, 7.57%, Maturing August 10, 2010	674,822
	Invista B.V.
3,851,626	Term Loan, 6.88%, Maturing April 29, 2011	3,863,663
	ISP Chemo, Inc.
2,183,500	Term Loan, 7.38%, Maturing February 16, 2013	2,202,435
	Kranton Polymers, LLC
3,250,347	Term Loan, 7.38%, Maturing May 12, 2013	3,278,788
	Lucite International Group Holdings
214,122	Term Loan, 0.00%, Maturing July 7, 2013 (2)	216,464
607,823	Term Loan, 8.07%, Maturing July 7, 2013	614,472
	Lyondell Chemical Co.
3,990,000	Term Loan, 7.12%, Maturing August 16, 2013	4,023,249
	Momentive Performance Material
1,725,000	Term Loan, 7.63%, Maturing December 4, 2013	1,739,878
	Mosaic Co.
1,418,400	Term Loan, 7.11%, Maturing December 21, 2012	1,431,993
	Nalco Co.
5,557,539	Term Loan, 7.11%, Maturing November 4, 2010	5,599,754
	PQ Corp.
1,254,535	Term Loan, 7.37%, Maturing February 10, 2012	1,261,069
	Professional Paint, Inc.
721,375	Term Loan, 7.63%, Maturing May 31, 2012	722,728
350,000	Term Loan, 11.13%, Maturing May 31, 2013	353,062
	Rockwood Specialties Group, Inc.
4,361,000	Term Loan, 7.36%, Maturing December 10, 2012	4,393,707
	Solo Cup Co.
2,638,231	Term Loan, 8.82%, Maturing February 27, 2011	2,683,368
550,000	Term Loan, 11.57%, Maturing March 31, 2012	563,406
	Solutia, Inc.
750,000	DIP Loan, 8.36%, Maturing March 31, 2007	756,094
	Wellman, Inc.
2,250,000	Term Loan, 9.37%, Maturing February 10, 2009	2,238,750
		$59,856,323
Clothing/Textiles—0.7%
	Hanesbrands, Inc.
$1,666,929	Term Loan, 7.61%, Maturing September 5, 2013	$1,689,120
850,000	Term Loan, 9.11%, Maturing March 5, 2014	876,430

	Propex Fabrics, Inc.
$843,005	Term Loan, 8.32%, Maturing July 31, 2012	$845,112
	St. John Knits International, Inc.
577,673	Term Loan, 9.38%, Maturing March 23, 2012	580,561
	The William Carter Co.
638,309	Term Loan, 6.86%, Maturing July 14, 2012	639,406
		$4,630,629
Conglomerates—3.2%
	Amsted Industries, Inc.
$1,726,339	Term Loan, 7.36%, Maturing October 15, 2010	$1,732,813
	Blount, Inc.
343,020	Term Loan, 7.09%, Maturing August 9, 2010	343,985
	Dundee Holding, Inc.
1,000,000	Term Loan, 8.07%, Maturing February 17, 2014	1,002,500
1,000,000	Term Loan, 8.57%, Maturing February 17, 2015	1,007,500
	Education Management, LLC
2,791,623	Term Loan, 7.88%, Maturing June 1, 2013	2,820,238
	Euramax International, Inc.
608,052	Term Loan, 8.13%, Maturing June 28, 2012	609,572
750,000	Term Loan, 12.36%, Maturing June 28, 2013	740,625
	Goodman Global Holdings, Inc.
890,839	Term Loan, 7.13%, Maturing December 23, 2011	892,324
	Jarden Corp.
1,474,695	Term Loan, 7.11%, Maturing January 24, 2012	1,477,922
2,617,083	Term Loan, 7.36%, Maturing January 24, 2012	2,626,489
	Johnson Diversey, Inc.
1,699,371	Term Loan, 7.87%, Maturing December 16, 2011	1,717,692
	Polymer Group, Inc.
2,549,250	Term Loan, 7.61%, Maturing November 22, 2012	2,554,030
	Rexnord Corp.
1,329,918	Term Loan, 7.88%, Maturing July 19, 2013	1,335,182
	RGIS Holdings, LLC
1,138,585	Term Loan, 7.86%, Maturing February 15, 2013	1,140,009
		$20,000,881
Containers and Glass Products—4.8%
	Bluegrass Container Co.
$1,641,750	Term Loan, 7.60%, Maturing June 30, 2013	$1,661,656
284,848	Term Loan, 10.32%, Maturing December 30, 2013	289,869
890,152	Term Loan, 10.33%, Maturing December 30, 2013	905,840
	Consolidated Container Holding, LLC
1,170,000	Term Loan, 8.63%, Maturing December 15, 2008	1,175,850
	Crown Americas, LLC
618,750	Term Loan, 7.12%, Maturing November 15, 2012	620,838

	Graham Packaging Holdings Co.
$4,312,000	Term Loan, 7.63%, Maturing October 7, 2011	$4,353,197
372,152	Term Loan, 7.69%, Maturing October 7, 2011	375,707
1,428,571	Term Loan, 9.63%, Maturing April 7, 2012	1,446,071
	Graphic Packaging International, Inc.
5,163,055	Term Loan, 7.86%, Maturing August 8, 2010	5,228,398
	IPG (US), Inc.
2,135,838	Term Loan, 8.07%, Maturing July 28, 2011	2,142,512
	JSG Acquisitions
1,845,000	Term Loan, 7.74%, Maturing December 31, 2013	1,861,721
1,845,000	Term Loan, 8.24%, Maturing December 13, 2014	1,870,946
	Kranson Industries, Inc.
847,875	Term Loan, 8.11%, Maturing July 31, 2013	852,644
	Owens-Brockway Glass Container
1,588,438	Term Loan, 6.82%, Maturing June 14, 2013	1,592,210
	Smurfit-Stone Container Corp.
650,961	Term Loan, 4.73%, Maturing November 1, 2011	657,655
4,900,491	Term Loan, 7.63%, Maturing November 1, 2011	4,950,095
		$29,985,209
Cosmetics/Toiletries—0.4%
	American Safety Razor Co.
$900,000	Term Loan, 11.72%, Maturing July 31, 2014	$915,750
	Prestige Brands, Inc.
1,750,500	Term Loan, 7.71%, Maturing April 7, 2011	1,765,453
		$2,681,203
Drugs—1.5%
	Graceway Pharmaceuticals, LLC
$1,000,000	Term Loan, 7.84%, Maturing December 29, 2011	$1,006,875
	Graceway Pharmaceuticals, LLC.
500,000	Term Loan, 11.34%, Maturing December 29, 2012	507,500
	Patheon, Inc.
1,783,309	Term Loan, 9.57%, Maturing December 14, 2011	1,766,591
	Stiefel Laboratories, Inc.
758,427	Term Loan, 0.00%, Maturing December 28, 2013 (2)	766,959
991,573	Term Loan, 7.61%, Maturing December 28, 2013	1,002,728
750,000	Term Loan, 10.36%, Maturing June 28, 2014	766,875
	Warner Chilcott Corp.
787,328	Term Loan, 7.36%, Maturing January 18, 2012	791,930
2,716,335	Term Loan, 7.37%, Maturing January 18, 2012	2,732,343
		$9,341,801
Ecological Services and Equipment—2.1%
	Allied Waste Industries, Inc.
$1,297,702	Term Loan, 5.33%, Maturing January 15, 2012	$1,305,880
2,926,157	Term Loan, 7.16%, Maturing January 15, 2012	2,941,519
	Duratek, Inc.
589,387	Term Loan, 7.63%, Maturing June 7, 2013	594,729

	Energysolutions, LLC
$62,107	Term Loan, 7.57%, Maturing June 7, 2013	$62,670
1,301,563	Term Loan, 7.63%, Maturing June 7, 2013	1,313,359
	Environmental Systems, Inc.
915,114	Term Loan, 8.85%, Maturing December 12, 2008	919,689
2,500,000	Term Loan, 15.36%, Maturing December 12, 2010	2,512,500
	IESI Corp.
970,588	Term Loan, 7.11%, Maturing January 20, 2012	974,228
	Sensus Metering Systems, Inc.
2,373,913	Term Loan, 7.39%, Maturing December 17, 2010	2,367,978
315,326	Term Loan, 7.41%, Maturing December 17, 2010	314,538
		$13,307,090
Electronics/Electrical—4.9%
	Advanced Micro Devices, Inc.
$2,415,696	Term Loan, 7.62%, Maturing December 31, 2013	$2,439,442
	AMI Semiconductor, Inc.
1,827,025	Term Loan, 6.82%, Maturing April 1, 2012	1,825,883
	Aspect Software, Inc.
2,019,938	Term Loan, 8.38%, Maturing July 11, 2011	2,030,879
1,800,000	Term Loan, 12.44%, Maturing July 11, 2013	1,807,501
	Communications & Power, Inc.
425,926	Term Loan, 7.57%, Maturing July 23, 2010	427,789
	Enersys Capital, Inc.
1,072,500	Term Loan, 7.37%, Maturing March 17, 2011	1,079,203
	Epicor Software Corp.
372,188	Term Loan, 7.85%, Maturing March 30, 2012	373,816
	FCI International S.A.S.
425,000	Term Loan, 7.87%, Maturing November 1, 2013	428,438
425,000	Term Loan, 8.62%, Maturing November 1, 2013	430,563
	Freescale Semiconductor, Inc.
4,325,000	Term Loan, 7.37%, Maturing December 1, 2013	4,357,437
	Infor Enterprise Solutions Holdings
4,014,938	Term Loan, 9.12%, Maturing July 28, 2012	4,053,338
	Network Solutions, LLC
955,350	Term Loan, 10.36%, Maturing January 9, 2012	967,292
	Rayovac Corp.
3,453,516	Term Loan, 8.60%, Maturing February 7, 2012	3,470,476
	Sensata Technologies Finance Co.
1,796,000	Term Loan, 7.11%, Maturing April 27, 2013	1,792,970
	Telcordia Technologies, Inc.
2,685,928	Term Loan, 8.12%, Maturing September 15, 2012	2,662,007
	TTM Technologies, Inc.
590,625	Term Loan, 7.62%, Maturing October 27, 2012	593,578
	Verifone, Inc.
1,550,000	Term Loan, 7.12%, Maturing October 31, 2013	1,555,812
	Vertafore, Inc.
850,000	Term Loan, 11.40%, Maturing January 31, 2013	863,458

		$31,159,882
Equipment Leasing—1.3%
	Awas Capital, Inc.
$2,279,413	Term Loan, 11.38%, Maturing March 22, 2013	$2,313,605
	Maxim Crane Works, L.P.
1,035,675	Term Loan, 7.32%, Maturing January 28, 2010	1,038,264
	Rental Service Corp.
1,150,000	Term Loan, 8.86%, Maturing November 30, 2013	1,172,102
	United Rentals, Inc.
1,121,250	Term Loan, 5.32%, Maturing February 14, 2011	1,133,631
2,469,745	Term Loan, 7.32%, Maturing February 14, 2011	2,497,016
		$8,154,618

Farming/Agriculture — 0.3%
	Central Garden & Pet Co.
$2,059,438	Term Loan, 6.82%, Maturing February 28, 2014	$2,063,299
		$2,063,299
Financial Intermediaries — 1.9%
	AIMCO Properties, L.P.
$2,300,000	Term Loan, 6.91%, Maturing March 23, 2011	$2,310,062
	Citgo III, Ltd.
250,000	Term Loan, 8.11%, Maturing August 3, 2013	252,187
250,000	Term Loan, 8.61%, Maturing August 3, 2014	253,125
	Coinstar, Inc.
523,467	Term Loan, 7.36%, Maturing July 7, 2011	526,738
	Grosvenor Capital Management
1,550,000	Term Loan, 7.63%, Maturing December 5, 2013	1,558,719
	IPayment, Inc.
942,875	Term Loan, 7.35%, Maturing May 10, 2013	941,107
	LPL Holdings, Inc.
3,597,813	Term Loan, 8.11%, Maturing June 30, 2013	3,642,224
	Oxford Acquisition III, Ltd.
1,250,000	Term loan, 7.75%, Maturing September 20, 2013	1,261,914
	The Macerich Partnership, L.P.
1,210,000	Term Loan, 6.88%, Maturing April 25, 2010	1,212,269
		$11,958,345
Food Products — 2.9%
	Acosta, Inc.
$3,086,370	Term Loan, 8.07%, Maturing July 28, 2013	$3,119,805
	BF Bolthouse HoldCo, LLC
1,150,000	Term Loan, 10.86%, Maturing December 16, 2013	1,164,136
	Chiquita Brands, LLC
1,172,150	Term Loan, 8.38%, Maturing June 28, 2012	1,191,441
	Dole Food Company, Inc.
162,791	Term Loan, 5.23%, Maturing April 12, 2013	162,557
1,211,773	Term Loan, 7.46%, Maturing April 12, 2013	1,210,032
363,532	Term Loan, 7.55%, Maturing April 12, 2013	363,010
	Michael Foods, Inc.
3,152,042	Term Loan, 7.35%, Maturing November 21, 2010	3,167,147
	Pinnacle Foods Holdings Corp.
4,716,766	Term Loan, 7.36%, Maturing November 25, 2010	4,740,349
	QCE Finance, LLC
497,500	Term Loan, 7.63%, Maturing May 5, 2013	499,573
950,000	Term Loan, 11.11%, Maturing November 5, 2013	971,969
	Reddy Ice Group, Inc.
1,970,000	Term Loan, 7.11%, Maturing August 9, 2012	1,972,462
		$18,562,481

Food Service — 2.4%
	AFC Enterprises, Inc.
$490,516	Term Loan, 7.38%, Maturing May 23, 2009	$492,969
	Buffets, Inc.
186,667	Term Loan, 5.27%, Maturing May 1, 2013	187,717
1,413,333	Term Loan, 8.36%, Maturing November 1, 2013	1,421,283
	Burger King Corp.
1,110,080	Term Loan, 6.88%, Maturing June 30, 2012	1,112,662
	Carrols Corp.
1,369,673	Term Loan, 7.88%, Maturing December 31, 2010	1,376,521
	CBRL Group, Inc.
1,777,126	Term Loan, 6.87%, Maturing April 27, 2013	1,781,791
	CKE Restaurants, Inc.
242,854	Term Loan, 7.38%, Maturing May 1, 2010	243,765
	Denny’s, Inc.
133,333	Term Loan, 7.52%, Maturing March 31, 2012	135,167
816,201	Term Loan, 7.61%, Maturing March 31, 2012	827,424
	Domino’s, Inc.
6,088,457	Term Loan, 6.88%, Maturing June 25, 2010	6,096,068
	NPC International, Inc.
395,833	Term Loan, 7.12%, Maturing May 3, 2013	395,957
	Nutro Products, Inc.
461,331	Term Loan, 7.36%, Maturing April 26, 2013	464,503
	Sagittarius Restaurants, LLC
397,000	Term Loan, 7.62%, Maturing March 29, 2013	398,861
		$14,934,688
Food/Drug Retailers — 1.4%
	General Nutrition Centers, Inc.
$1,000,000	Revolving Loan, 0.00%, Maturing December 5, 2009 (2)	$972,500
581,027	Term Loan, 8.07%, Maturing December 5, 2009	584,114
	Supervalu, Inc.
1,488,750	Term Loan, 7.10%, Maturing June 1, 2012	1,497,199
	The Jean Coutu Group (PJC), Inc.
4,653,058	Term Loan, 7.88%, Maturing July 30, 2011	4,665,808
	The Pantry, Inc.
792,000	Term Loan, 7.07%, Maturing January 2, 2012	795,465
		$8,515,086
Forest Products — 2.8%
	Appleton Papers, Inc.
$1,570,155	Term Loan, 7.62%, Maturing June 11, 2010	$1,579,969
	Boise Cascade Holdings, LLC
2,363,411	Term Loan, 7.11%, Maturing October 29, 2011	2,377,741
	Buckeye Technologies, Inc.
1,725,738	Term Loan, 7.42%, Maturing April 15, 2010	1,727,536

	Georgia Pacific Corp.
$8,761,500	Term Loan, 7.35%, Maturing December 20, 2012	$8,849,115
	NewPage Corp.
1,847,204	Term Loan, 7.63%, Maturing May 2, 2011	1,870,294
	Xerium Technologies, Inc.
1,268,189	Term Loan, 7.86%, Maturing May 18, 2012	1,267,396
		$17,672,051
Healthcare — 10.3%
	Accellent, Inc.
$1,346,500	Term Loan, 7.37%, Maturing November 22, 2012	$1,348,183
	Alliance Imaging, Inc.
1,068,329	Term Loan, 7.88%, Maturing December 29, 2011	1,074,472
	American Medical Systems
1,629,613	Term Loan, 7.81%, Maturing July 20, 2012	1,631,650
	Ameripath, Inc.
863,475	Term Loan, 7.36%, Maturing October 31, 2012	864,878
	AMN Healthcare, Inc.
383,763	Term Loan, 7.11%, Maturing November 2, 2011	385,203
	AMR HoldCo, Inc.
1,898,537	Term Loan, 7.38%, Maturing February 10, 2012	1,906,843
	Community Health Systems, Inc.
7,078,537	Term Loan, 7.12%, Maturing August 19, 2011	7,099,554
1,995,000	Term Loan, 7.11%, Maturing February 29, 2012	2,000,923
	Concentra Operating Corp.
2,125,590	Term Loan, 7.38%, Maturing September 30, 2011	2,134,226
	Conmed Corp.
839,157	Term Loan, 7.38%, Maturing April 13, 2013	839,682
	CRC Health Corp.
995,006	Term Loan, 7.86%, Maturing February 6, 2013	1,006,511
	Davita, Inc.
6,231,671	Term Loan, 7.40%, Maturing October 5, 2012	6,286,198
	DJ Orthopedics, LLC
327,250	Term Loan, 6.88%, Maturing April 7, 2013	327,455
	Emdeon Business Services, LLC
1,713,576	Term Loan, 7.87%, Maturing November 16, 2013	1,723,930
	Encore Medical Finance, LLC
1,822,313	Term Loan, 7.87%, Maturing November 3, 2013	1,828,292
	FGX International, Inc.
600,000	Term Loan, 9.36%, Maturing December 12, 2012	598,500
333,000	Term Loan, 13.11%, Maturing December 9, 2013	319,680
	FHC Health Systems, Inc.
395,682	Term Loan, 12.12%, Maturing December 18, 2009	407,552
276,977	Term Loan, 14.12%, Maturing December 18, 2009	285,287
500,000	Term Loan, 15.12%, Maturing February 7, 2011	515,000
	Fresenius Medical Care Holdings
2,749,200	Term Loan, 6.74%, Maturing March 31, 2013	2,745,095

	Hanger Orthopedic Group, Inc.
$721,380	Term Loan, 7.87%, Maturing May 30, 2013	$725,894
	HCA, Inc.
6,775,000	Term Loan, 8.11%, Maturing November 18, 2013	6,844,390
	HealthSouth Corp.
2,114,375	Term Loan, 8.61%, Maturing March 10, 2013	2,136,973
	Kinetic Concepts, Inc.
1,306,298	Term Loan, 7.12%, Maturing October 3, 2009	1,312,422
	Leiner Health Products, Inc.
970,125	Term Loan, 8.88%, Maturing May 27, 2011	976,996
	Lifecare Holdings, Inc.
864,063	Term Loan, 7.57%, Maturing August 11, 2012	837,961
	Lifepoint Hospitals, Inc.
3,816,851	Term Loan, 6.95%, Maturing April 15, 2012	3,814,229
	Magellan Health Services, Inc.
1,111,111	Term Loan, 5.20%, Maturing August 15, 2008	1,113,889
833,333	Term Loan, 7.11%, Maturing August 15, 2008	835,417
	Matria Healthcare, Inc.
163,346	Term Loan, 7.37%, Maturing January 19, 2012	164,163
	Multiplan Merger Corp.
936,488	Term Loan, 7.82%, Maturing April 12, 2013	939,561
	Multiplan, Inc.
625,986	Term Loan, 7.82%, Maturing April 12, 2013	628,040
	National Mentor Holdings, Inc.
61,600	Term Loan, 5.32%, Maturing June 29, 2013	61,966
1,033,208	Term Loan, 7.87%, Maturing June 29, 2013	1,039,343
	National Rental Institutes, Inc.
870,625	Term Loan, 7.63%, Maturing March 31, 2013	873,890
	Radnet Management, Inc.
550,000	Term Loan, 8.85%, Maturing November 15, 2012	551,375
	Renal Advantage, Inc.
345,733	Term Loan, 7.86%, Maturing October 5, 2012	348,758
	Select Medical Holding Corp.
2,160,290	Term Loan, 7.11%, Maturing February 24, 2012	2,157,404
	Sunrise Medical Holdings, Inc.
675,653	Term Loan, 8.88%, Maturing May 13, 2010	673,964
	Vanguard Health Holding Co., LLC
2,193,117	Term Loan, 7.61%, Maturing September 23, 2011	2,215,048
	VWR International, Inc.
1,568,052	Term Loan, 7.61%, Maturing April 7, 2011	1,573,443
		$65,154,240

Home Furnishings—1.6%
	Interline Brands, Inc.
$1,688,951	Term Loan, 7.07%, Maturing June 23, 2013	$1,692,118
	Knoll, Inc.
1,639,754	Term Loan, 7.11%, Maturing October 3, 2012	1,652,052
	National Bedding Co., LLC
550,000	Term Loan, 10.36%, Maturing August 31, 2012	557,562
	Sealy Mattress Co.
3,000,000	Term Loan, 6.61%, Maturing August 25, 2011	2,975,625
	Simmons Co.
2,889,682	Term Loan, 7.41%, Maturing December 19, 2011	2,917,374
		$9,794,731
Industrial Equipment—2.3%
	Aearo Technologies, Inc.
$400,000	Term Loan, 11.86%, Maturing September 24, 2013	$406,000
	Alliance Laundry Holdings, LLC
859,064	Term Loan, 7.60%, Maturing January 27, 2012	866,581
	Douglas Dynamics Holdings, Inc.
859,426	Term Loan, 7.11%, Maturing December 16, 2010	857,277
	Flowserve Corp.
2,000,288	Term Loan, 6.88%, Maturing August 10, 2012	2,002,164
	Generac Acquisition Corp.
1,782,000	Term Loan, 7.86%, Maturing November 7, 2013	1,788,682
500,000	Term Loan, 11.36%, Maturing April 7, 2014	498,750
	Gleason Corp.
594,848	Term Loan, 7.88%, Maturing June 30, 2013	599,682
400,000	Term Loan, 10.88%, Maturing December 31, 2013	405,250
	John Maneely Co.
3,133,268	Term Loan, 8.62%, Maturing December 8, 2013	3,141,885
	PP Acquisition Corp.
2,478,055	Term Loan, 8.32%, Maturing November 12, 2011	2,496,640
	Terex Corp.
721,375	Term Loan, 7.11%, Maturing July 13, 2013	724,080
	TFS Acquisition Corp.
698,250	Term Loan, 8.92%, Maturing August 11, 2013	703,487
		$14,490,478
Insurance—1.4%
	Applied Systems, Inc.
$1,346,625	Term Loan, 8.17%, Maturing September 26, 2013	$1,354,621
	ARG Holding, Inc.
1,250,000	Term Loan, 12.69%, Maturing November 30, 2012	1,264,062
	CCC Information Services Group
693,519	Term Loan, 7.87%, Maturing February 10, 2013	696,986
	Conseco, Inc.
2,768,063	Term Loan, 7.32%, Maturing October 10, 2013	2,783,633

	Crawford & Company
$1,329,833	Term Loan, 7.86%, Maturing October 31, 2013	$1,336,899
	U.S.I. Holdings Corp.
1,617,738	Term Loan, 7.61%, Maturing March 24, 2011	1,619,761
		$9,055,962
Leisure Goods/Activities/Movies—8.9%
	24 Hour Fitness Worldwide, Inc.
$1,662,438	Term Loan, 7.86%, Maturing June 8, 2012	$1,675,945
	Alliance Atlantis Communications, Inc.
614,063	Term Loan, 6.86%, Maturing December 31, 2011	614,446
	AMC Entertainment, Inc.
1,856,250	Term Loan, 7.45%, Maturing January 26, 2013	1,875,442
	AMF Bowling Worldwide, Inc.
1,068,469	Term Loan, 8.41%, Maturing August 27, 2009	1,075,815
	Bombardier Recreational Product
1,822,785	Term Loan, 7.89%, Maturing June 28, 2013	1,834,937
	Butterfly Wendel US, Inc.
300,000	Term Loan, 8.08%, Maturing June 22, 2013	304,453
300,000	Term Loan, 7.83%, Maturing June 22, 2014	302,953
	Cedar Fair, L.P.
3,034,750	Term Loan, 7.82%, Maturing August 30, 2012	3,069,082
	Cinemark, Inc.
3,640,875	Term Loan, 7.38%, Maturing October 5, 2013	3,681,267
	Deluxe Entertainment Services
878,750	Term Loan, 8.36%, Maturing January 28, 2011	909,506
	Easton-Bell Sports, Inc.
545,875	Term Loan, 7.07%, Maturing March 16, 2012	547,240
	Fender Musical Instruments Co.
705,000	Term Loan, 11.33%, Maturing October 1, 2012	711,609
	Mega Blocks, Inc.
1,625,250	Term Loan, 7.15%, Maturing July 26, 2012	1,627,282
	Metro-Goldwyn-Mayer Holdings, Inc.
8,997,013	Term Loan, 8.61%, Maturing April 8, 2012	9,026,883
	Regal Cinemas Corp.
4,039,876	Term Loan, 7.11%, Maturing November 10, 2010	4,050,698
	Revolution Studios
1,800,000	Term Loan, 9.07%, Maturing December 21, 2014	1,813,500
800,000	Term Loan, 12.35%, Maturing June 21, 2015	798,000
	Six Flags Theme Parks, Inc.
7,724,558	Term Loan, 8.61%, Maturing June 30, 2009	7,821,115
	Southwest Sports Group, LLC
1,875,000	Term Loan, 7.88%, Maturing December 22, 2010	1,875,587
	Universal City Development Partners, Ltd.
1,721,345	Term Loan, 7.37%, Maturing June 9, 2011	1,729,952
	WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	853,125
9,810,574	Term Loan, 7.37%, Maturing February 28, 2011	9,873,734
		$56,072,571

Lodging and Casinos—4.2%
	Ameristar Casinos, Inc.
$1,089,000	Term Loan, 6.82%, Maturing November 10, 2012	$1,091,178
	Bally Technologies, Inc.
4,880,414	Term Loan, 8.61%, Maturing September 5, 2009	4,898,715
	CCM Merger, Inc.
2,451,440	Term Loan, 7.36%, Maturing April 25, 2012	2,460,939
	Fairmont Hotels and Resorts, Inc.
525,229	Term Loan, 8.57%, Maturing May 12, 2011	529,825
	Green Valley Ranch Gaming, LLC
1,225,001	Term Loan, 7.36%, Maturing December 31, 2010	1,226,341
	Isle of Capri Casinos, Inc.
2,229,500	Term Loan, 7.11%, Maturing February 4, 2012	2,240,648
	Penn National Gaming, Inc.
6,487,875	Term Loan, 7.12%, Maturing October 3, 2012	6,538,565
	Pinnacle Entertainment, Inc.
700,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	699,854
625,000	Term Loan, 7.32%, Maturing December 14, 2011	629,531
	Venetian Casino Resort, LLC
4,141,202	Term Loan, 7.12%, Maturing June 15, 2011	4,175,048
	VML US Finance, LLC
441,667	Term Loan, 0.00%, Maturing May 25, 2012 (2)	443,185
883,333	Term Loan, 8.12%, Maturing May 25, 2013	894,375
	Wimar Opco, LLC.
725,000	Term Loan, 7.86%, Maturing January 3, 2012	725,000
		$26,553,204
Nonferrous Metals/Minerals—1.8%
	Almatis Holdings 5 BV
$325,000	Term Loan, 7.86%, Maturing December 21, 2013	$328,783
325,000	Term Loan, 8.36%, Maturing December 21, 2014	330,256
	Alpha Natural Resources, LLC
866,250	Term Loan, 7.11%, Maturing October 26, 2012	869,228
	Carmeuse Lime, Inc.
569,867	Term Loan, 7.13%, Maturing May 2, 2011	572,004
	Longyear Global Holdings, Inc.
1,197,000	Term Loan, 8.61%, Maturing October 6, 2012	1,205,729
	Magnequench International, Inc.
1,200,063	Term Loan, 8.88%, Maturing August 31, 2009	1,204,563
	Magnum Coal Co.
186,364	Term Loan, 8.57%, Maturing March 15, 2013	186,364
1,849,659	Term Loan, 8.62%, Maturing March 15, 2013	1,849,659
	Murray Energy Corp.
913,725	Term Loan, 8.37%, Maturing January 28, 2010	922,862
	Novelis, Inc.
2,908,764	Term Loan, 7.62%, Maturing January 6, 2012	2,921,231

	Thompson Creek Metals Co.
$1,125,000	Term Loan, 10.13%, Maturing October 26, 2012	$1,144,688
		$11,535,367
Oil and Gas—3.0%
	Concho Resources, Inc.
$2,164,125	Term Loan, 9.36%, Maturing July 6, 2011 (3)	$2,149,625
	El Paso Corp.
1,350,000	Term Loan, 5.23%, Maturing July 31, 2011	1,357,910
	Epco Holdings, Inc.
421,915	Term Loan, 7.12%, Maturing August 18, 2008	423,036
1,867,195	Term Loan, 7.36%, Maturing August 18, 2010	1,882,867
	Goldking Energy Corp.
1,000,000	Term Loan, 10.36%, Maturing December 20, 2011 (3)	1,006,000
	Key Energy Services, Inc.
1,183,050	Term Loan, 7.84%, Maturing June 30, 2012	1,190,444
	Niska Gas Storage
421,989	Term Loan, 7.10%, Maturing May 13, 2011	423,044
258,952	Term Loan, 7.14%, Maturing May 13, 2011	259,397
1,356,883	Term Loan, 7.15%, Maturing May 12, 2013	1,359,215
	Petroleum Geo-Services ASA
680,717	Term Loan, 7.61%, Maturing December 16, 2012	685,992
	Primary Natural Resources, Inc.
1,538,375	Term Loan, 9.36%, Maturing July 28, 2010 (3)	1,528,068
	Targa Resources, Inc.
1,685,000	Term Loan, 7.60%, Maturing October 31, 2007	1,687,238
2,245,607	Term Loan, 7.61%, Maturing October 31, 2012	2,262,799
1,365,968	Term Loan, 7.62%, Maturing October 31, 2012	1,376,426
	W&T Offshore, Inc.
1,075,000	Term Loan, 7.62%, Maturing May 26, 2010	1,082,839
		$18,674,900

Publishing — 7.8%
	American Media Operations, Inc.
$4,275,000	Term Loan, 8.37%, Maturing January 31, 2013	$4,305,280
	CBD Media, LLC
1,738,821	Term Loan, 7.70%, Maturing December 31, 2009	1,753,310
	Dex Media East, LLC
5,046,437	Term Loan, 6.87%, Maturing May 8, 2009	5,049,879
	Dex Media West, LLC
3,089,769	Term Loan, 6.86%, Maturing March 9, 2010	3,092,578
	Gatehouse Media Operating, Inc.
1,664,211	Term Loan, 7.57%, Maturing June 6, 2013	1,670,105
	Hanley-Wood, LLC
53,960	Term Loan, 7.61%, Maturing August 1, 2012	54,050
455,183	Term Loan, 7.62%, Maturing August 1, 2012	455,942
	Idearc, Inc.
7,475,000	Term Loan, 7.33%, Maturing November 17, 2014	7,539,704
	Medianews Group, Inc.
970,125	Term Loan, 7.07%, Maturing August 2, 2013	972,146
	Merrill Communications, LLC
1,300,550	Term Loan, 7.59%, Maturing February 9, 2009	1,306,850
1,500,000	Term Loan, 11.82%, Maturing November 15, 2013	1,500,000
	Nebraska Book Co., Inc.
1,407,601	Term Loan, 7.88%, Maturing March 4, 2011	1,414,639
	Philadelphia Newspapers, LLC
746,250	Term Loan, 8.12%, Maturing June 29, 2013	747,494
	R.H. Donnelley Corp.
64,594	Term Loan, 6.61%, Maturing December 31, 2009	64,438
3,246,209	Term Loan, 6.87%, Maturing June 30, 2010	3,245,196
	Riverdeep Interactive Learning USA, Inc.
1,950,000	Term Loan, 8.10%, Maturing December 20, 2013	1,973,156
	SGS International, Inc.
693,000	Term Loan, 7.87%, Maturing December 30, 2011	696,465
	Source Media, Inc.
1,757,909	Term Loan, 7.61%, Maturing November 8, 2011	1,769,446
	SP Newsprint Co.
3,866,667	Term Loan, 5.35%, Maturing January 9, 2010	3,883,583
	Sun Media Corp.
1,160,704	Term Loan, 7.11%, Maturing February 7, 2009	1,164,089
	Xsys US, Inc.
1,872,229	Term Loan, 7.87%, Maturing September 27, 2013	1,893,878
1,896,271	Term Loan, 8.37%, Maturing September 27, 2014	1,918,197
	Yell Group, PLC
2,600,000	Term Loan, 7.32%, Maturing February 10, 2013	2,624,645
		$49,095,070

Radio and Television — 5.1%
	ALM Media Holdings, Inc.
$1,101,824	Term Loan, 7.86%, Maturing March 4, 2010	$1,104,924
	Block Communications, Inc.
841,500	Term Loan, 7.36%, Maturing December 22, 2011	843,078
	CMP KC, LLC
983,688	Term Loan, 9.38%, Maturing May 5, 2013	984,917
	CMP Susquehanna Corp.
1,343,000	Term Loan, 7.40%, Maturing May 5, 2013	1,353,073
	Cumulus Media, Inc.
1,442,750	Term Loan, 7.33%, Maturing June 7, 2013	1,451,917
	DirecTV Holdings, LLC
3,069,246	Term Loan, 6.82%, Maturing April 13, 2013	3,084,243
	Emmis Operating Co.
825,000	Term Loan, 7.32%, Maturing November 2, 2013	831,381
	Entravision Communications Corp.
1,305,125	Term Loan, 6.86%, Maturing September 29, 2013	1,308,659
	Gray Television, Inc.
1,262,250	Term Loan, 6.85%, Maturing November 22, 2015	1,262,813
	HEI Acquisition, LLC
575,000	Term Loan, 8.61%, Maturing December 31, 2011	575,719
	HIT Entertainment, Inc.
1,009,625	Term Loan, 7.60%, Maturing March 20, 2012	1,018,775
	Intelsat Subsidiary Holding Co.
972,563	Term Loan, 7.36%, Maturing July 3, 2013	984,355
	NEP Supershooters, L.P.
1,916,927	Term Loan, 13.32%, Maturing August 3, 2011	1,926,512
	Nexstar Broadcasting, Inc.
3,522,595	Term Loan, 7.11%, Maturing October 1, 2012	3,519,294
	NextMedia Operating, Inc.
419,690	Term Loan, 7.32%, Maturing November 15, 2012	419,533
	PanAmSat Corp.
2,468,813	Term Loan, 7.86%, Maturing January 3, 2014	2,496,757
	Patriot Media and Communications CNJ, LLC
500,000	Term Loan, 10.50%, Maturing October 6, 2013	507,500
	Paxson Communications Corp.
2,500,000	Term Loan, 8.61%, Maturing January 15, 2012	2,557,813
	Raycom TV Broadcasting, LLC
2,795,663	Term Loan, 6.88%, Maturing August 28, 2013	2,786,927
	SFX Entertainment
1,386,000	Term Loan, 8.10%, Maturing June 21, 2013	1,388,599
	Young Broadcasting, Inc.
1,716,475	Term Loan, 7.94%, Maturing November 3, 2012	1,722,376
		$32,129,165

Rail Industries — 0.7%
	Kansas City Southern Railway Co.
$2,014,875	Term Loan, 7.08%, Maturing March 30, 2008	$2,019,912
	Railamerica, Inc.
2,619,036	Term Loan, 7.38%, Maturing September 29, 2011	2,627,221
		$4,647,133
Retailers (Except Food and Drug) — 3.8%
	Advantage Sales & Marketing, Inc.
$843,625	Term Loan, 7.43%, Maturing March 29, 2013	$846,444
	American Achievement Corp.
440,608	Term Loan, 7.58%, Maturing March 25, 2011	443,912
	Amscan Holdings, Inc.
1,414,313	Term Loan, 8.39%, Maturing December 23, 2012	1,432,655
	Coinmach Laundry Corp.
3,485,877	Term Loan, 7.87%, Maturing December 19, 2012	3,520,192
	Cumberland Farms, Inc.
1,571,063	Term Loan, 7.37%, Maturing September 29, 2013	1,578,918
	Harbor Freight Tools USA, Inc.
1,805,954	Term Loan, 7.12%, Maturing July 15, 2010	1,806,520
	Home Interiors & Gifts, Inc.
1,023,245	Term Loan, 10.39%, Maturing March 31, 2011	762,318
	Josten’s Corp.
3,417,787	Term Loan, 7.37%, Maturing October 4, 2011	3,438,438
	Mapco Express, Inc.
542,883	Term Loan, 8.10%, Maturing April 28, 2011	547,633
	Mauser Werke GMBH & Co. KG
1,175,000	Term Loan, 8.10%, Maturing December 3, 2011	1,182,344
	Neiman Marcus Group, Inc.
839,241	Term Loan, 7.60%, Maturing April 5, 2013	849,043
	Oriental Trading Co., Inc.
875,000	Term Loan, 11.47%, Maturing January 31, 2013	878,008
1,641,750	Term Loan, 8.17%, Maturing July 31, 2013	1,650,985
	Petro Stopping Center, L.P.
531,250	Term Loan, 7.63%, Maturing February 9, 2007	533,906
	Rent-A-Center, Inc.
1,122,180	Term Loan, 7.12%, Maturing November 15, 2012	1,126,564
	Rover Acquisition Corp.
2,250,000	Term Loan, 8.10%, Maturing October 26, 2013	2,277,657
	Savers, Inc.
748,125	Term Loan, 8.11%, Maturing August 11, 2012	754,672
	Stewert Enterprises, Inc.
358,091	Term Loan, 7.18%, Maturing November 19, 2011	359,434
		$23,989,643

Steel — 0.1%
	Gibraltar Industries, Inc.
$471,168	Term Loan, 7.13%, Maturing December 8, 2010	$470,874
		$470,874
Surface Transport — 0.9%
	Gainey Corp.
$771,125	Term Loan, 8.16%, Maturing April 20, 2012	$777,390
	Horizon Lines, LLC
831,493	Term Loan, 7.62%, Maturing July 7, 2011	835,911
	Oshkosh Truck Corp.
1,950,000	Term Loan, 7.35%, Maturing December 6, 2013	1,962,622
	Ozburn-Hessey Holding Co., LLC
497,052	Term Loan, 8.63%, Maturing August 9, 2012	497,674
	Sirva Worldwide, Inc.
1,621,268	Term Loan, 11.60%, Maturing December 1, 2010	1,542,232
		$5,615,829
Telecommunications — 4.5%
	Alaska Communications Systems Holdings, Inc.
$990,000	Term Loan, 7.11%, Maturing February 1, 2012	$993,300
	Asurion Corp.
1,153,533	Term Loan, 8.32%, Maturing July 13, 2012	1,160,022
900,000	Term Loan, 11.57%, Maturing January 13, 2013	915,188
	Centennial Cellular Operating Co., LLC
4,445,833	Term Loan, 7.61%, Maturing February 9, 2011	4,484,272
	Consolidated Communications, Inc.
2,563,752	Term Loan, 7.37%, Maturing July 27, 2015	2,577,373
	Fairpoint Communications, Inc.
2,980,000	Term Loan, 7.13%, Maturing February 8, 2012	2,990,245
	Hawaiian Telcom Communications, Inc.
745,000	Term Loan, 7.62%, Maturing October 31, 2012	746,552
	Iowa Telecommunications Services
2,616,000	Term Loan, 7.12%, Maturing November 23, 2011	2,630,715
	IPC Acquisition Corp.
648,375	Term Loan, 7.86%, Maturing September 29, 2013	655,940
	Madison River Capital, LLC
529,905	Term Loan, 7.61%, Maturing July 29, 2012	531,478
	NTelos, Inc.
1,195,643	Term Loan, 7.57%, Maturing August 24, 2011	1,202,966
	Stratos Global Corp.
1,050,000	Term Loan, 8.11%, Maturing February 13, 2012	1,052,078
	Triton PCS, Inc.
2,738,557	Term Loan, 8.61%, Maturing November 18, 2009	2,761,950
	Westcom Corp.
685,300	Term Loan, 8.15%, Maturing December 17, 2010	686,156
1,000,000	Term Loan, 12.36%, Maturing May 17, 2011	1,008,125

	Windstream Corp.
$4,225,000	Term Loan, 7.11%, Maturing July 17, 2013	$4,262,957
		$28,659,317
Utilities — 3.2%
	Astoria Generating Co.
$1,000,000	Term Loan, 9.12%, Maturing August 23, 2013	$1,015,208
	BRSP, LLC
1,900,000	Term Loan, 8.37%, Maturing July 13, 2009	1,909,500
	Cogentrix Delaware Holdings, Inc.
523,817	Term Loan, 6.87%, Maturing April 14, 2012	525,291
	Covanta Energy Corp.
988,618	Term Loan, 5.31%, Maturing June 24, 2012	994,797
704,903	Term Loan, 7.60%, Maturing May 27, 2013	709,309
471,250	Term Loan, 10.82%, Maturing June 24, 2013	481,559
	Elster Group GmbH (Ruhrgas)
317,225	Term Loan, 7.86%, Maturing June 12, 2013	320,695
317,225	Term Loan, 8.36%, Maturing June 12, 2014	322,281
	La Paloma Generating Co., LLC
52,459	Term Loan, 7.07%, Maturing August 16, 2012	52,197
324,154	Term Loan, 7.11%, Maturing August 16, 2012	322,533
	LSP General Finance Co., LLC
889,147	Term Loan, 7.11%, Maturing April 14, 2013	892,481
	Mirant North America, LLC.
1,089,000	Term Loan, 7.07%, Maturing January 3, 2013	1,092,478
	NRG Energy, Inc.
8,850,865	Term Loan, 7.36%, Maturing February 1, 2013	8,938,010
	Pike Electric, Inc.
234,713	Term Loan, 6.88%, Maturing July 1, 2012	234,786
545,327	Term Loan, 6.88%, Maturing December 10, 2012	545,498
	Vulcan Energy Corp.
1,580,293	Term Loan, 6.87%, Maturing July 23, 2010	1,582,268
		$19,938,891
Total Senior, Floating Rate Interests (identified cost $861,698,929)		$866,307,959

Corporate Bonds & Notes — 15.5%

Principal Amount (000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Alion Science and Technologies, Sr. Notes
$275	10.25%, 2/1/15 (4)	$278,437
	Argo Tech Corp., Sr. Notes
880	9.25%, 6/1/11	957,000
	Bombardier, Inc., Sr. Notes
130	8.00%, 11/15/14 (4)	134,875
	DRS Technologies, Inc., Sr. Sub. Notes
80	7.625%, 2/1/18	81,800
		$1,452,112
Air Transport — 0.1%
	Continental Airlines
$285	7.033%, 6/15/11	$284,735
	Delta Airlines
1,000	7.90%, 12/15/09 (5)	617,500
		$902,235
Automotive — 0.4%
	Altra Industrial Motion, Inc.
$225	9.00%, 12/1/11	$233,437
	Commercial Vehicle Group, Inc., Sr. Notes
100	8.00%, 7/1/13	98,750
	Ford Motor Credit Co., Sr. Notes
15	9.875%, 8/10/11	16,075
	Ford Motor Credit Co., Sr. Notes, Variable Rate
500	8.11%, 1/13/12	502,664
	Ford Motor Credit Co., Variable Rate
990	8.371%, 11/2/07	1,004,512
	GoodYear Tire and Rubber Co., Sr. Notes
125	8.625%, 12/1/11 (4)	132,187
	GoodYear Tire and Rubber Co., Sr. Notes, Variable Rate
180	9.14%, 12/9/09 (4)	182,250
	Tenneco Automotive, Inc., Series B
340	10.25%, 7/15/13	373,575
	Tenneco Automotive, Inc., Sr. Sub. Notes
255	8.625%, 11/15/14	265,837
	Titan International, Inc., Sr. Notes
145	8.00%, 1/15/12 (4)	146,450
		$2,955,737

Brokers/Dealers/Investment Houses — 0.1%
	Residential Capital Corp., Sub. Notes, Variable Rate
$490	7.19%, 4/17/09 (4)	$491,989
		$491,989
Building and Development — 1.0%
	Collins & Aikman Floor Cover
$300	9.75%, 2/15/10	$308,250
	General Cable Corp., Sr. Notes
115	9.50%, 11/15/10	121,900
	Grohe Holding GMBH
2,000	EUR 6.62%, 1/15/14	2,611,894
	Interface, Inc.
500	10.375%, 2/1/10	555,000
	Mueller Group, Inc., Sr. Sub. Notes
412	10.00%, 5/1/12	447,020
	Mueller Holdings, Inc., (0.00% until 4/15/09)
197	14.75%, 4/15/14	180,255
	Nortek, Inc., Sr. Sub. Notes
850	8.50%, 9/1/14	847,875
	NTK Holdings, Inc., Sr. Disc. Notes
325	10.75%, 3/1/14	240,500
	Panolam Industries International, Sr. Sub. Notes
355	10.75%, 10/1/13 (4)	378,075
	Stanley-Martin Co.
80	9.75%, 8/15/15	70,800
		$5,761,569
Business Equipment and Services — 0.8%
	Activant Solutions, Inc., Sr. Sub. Notes
$95	9.50%, 5/1/16 (4)	$92,625
	Affinion Group, Inc.
95	10.125%, 10/15/13	102,600
135	11.50%, 10/15/15	145,800
	Aramark Corp., Sr. Notes
265	8.50%, 2/1/15 (4)	272,619
140	8.86%, 2/1/15 (4)	143,500
	Hertz Corp.
530	8.875%, 1/1/14	565,775
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
200	9.25%, 2/15/13 (4)	205,000
	Knowledge Learning Center, Sr. Sub. Notes
160	7.75%, 2/1/15 (4)	156,400
	Lamar Media Corp., Sr. Sub. Notes
130	6.625%, 8/15/15	128,700

	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
$40	9.875%, 8/15/11	$42,800
	Sabre Holdings Corp.
645	7.35%, 8/1/11	627,906
	Safety Products Holdings, Inc. Sr. Notes (PIK)
429	11.75%, 1/1/12 (3)	458,611
	Sungard Data Systems, Inc.
265	9.125%, 8/15/13	280,237
	Sungard Data Systems, Inc., Variable Rate
100	9.973%, 8/15/13	104,750
	United Rentals North America, Inc.
415	6.50%, 2/15/12	410,850
	West Corp., Sr. Notes
520	9.50%, 10/15/14 (4)	529,100
		$4,267,273
Cable and Satellite Television — 0.6%
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
$415	9.87%, 4/1/09	$441,975
	CCH I, LLC/CCH I Capital Co.
295	11.00%, 10/1/15	306,062
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
730	8.75%, 11/15/13	755,550
	CSC Holdings, Inc., Series B
130	8.125%, 8/15/09	135,362
35	7.625%, 4/1/11	36,225
	CSC Holdings, Inc., Sr. Notes
20	8.125%, 7/15/09	20,825
	Insight Communications, Sr. Disc. Notes
400	12.25%, 2/15/11	418,500
	Kabel Deutschland GMBH
190	10.625%, 7/1/14	213,037
	Mediacom Broadband Corp., LLC, Sr. Notes
240	8.50%, 10/15/15 (4)	244,200
	National Cable, PLC
135	8.75%, 4/15/14	140,737
	UGS Corp.
1,225	10.00%, 6/1/12	1,347,500
		$4,059,973
Chemicals and Plastics — 0.8%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
$312	9.625%, 6/15/14	$346,320
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B
312	10.50%, 10/1/14	273,000

	Equistar Chemical, Sr. Notes
$115	10.625%, 5/1/11	$122,475
	Huntsman, LLC
272	11.625%, 10/15/10	297,840
	Lyondell Chemical Co., Sr. Notes
938	10.50%, 6/1/13	1,040,007
	Mosaic Co., Sr. Notes
125	7.375%, 12/1/14 (4)	127,187
125	7.625%, 12/1/16 (4)	128,437
	Nova Chemicals Corp., Sr. Notes, Variable Rate
195	8.502%, 11/15/13	195,000
	OM Group, Inc.
1,765	9.25%, 12/15/11	1,842,219
	Reichhold Industries, Inc., Sr. Notes
395	9.00%, 8/15/14 (4)	405,862
		$4,778,347
Clothing/Textiles — 0.5%
	Hanesbrands, Inc., Sr. Notes, Variable Rate
$395	8.735%, 12/15/14 (4)	$407,837
	Levi Strauss & Co., Sr. Notes
830	12.25%, 12/15/12	922,337
140	9.75%, 1/15/15	151,900
420	8.875%, 4/1/16	441,000
	Levi Strauss & Co., Sr. Notes, Variable Rate
380	10.11%, 4/1/12	391,400
	Oxford Industries, Inc., Sr. Notes
735	8.875%, 6/1/11	764,400
	Perry Ellis International, Inc., Sr. Sub. Notes
215	8.875%, 9/15/13	220,375
	Phillips Van-Heusen, Sr. Notes
155	7.25%, 2/15/11	158,875
		$3,458,124
Conglomerates — 0.3%
	Amsted Industries, Inc., Sr. Notes
$615	10.25%, 10/15/11 (4)	$661,894
	Education Management, LLC
275	8.75%, 6/1/14	290,125
390	10.25%, 6/1/16	421,200
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
210	8.36%, 6/15/12	213,150
	RBS Global and Rexnord Corp.
175	9.50%, 8/1/14	182,000
		$1,768,369

Containers and Glass Products — 0.4%
	Berry Plastics Holding Corp.
$400	8.875%, 9/15/14 (4)	$415,000
	Berry Plastics Holding Corp., Variable Rate
110	9.235%, 9/15/14 (4)	113,575
	Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	285,200
	Pliant Corp. (PIK)
1,210	11.85%, 6/15/09 (3)	1,328,089
	Smurfit-Stone Container Corp., Sr. Notes
35	9.75%, 2/1/11	36,312
		$2,178,176
Ecological Services and Equipment — 0.2%
	Aleris International, Inc., Sr. Notes
$215	9.00%, 12/15/14 (4)	$224,137
	Aleris International, Inc., Sr. Sub. Notes
630	10.00%, 12/15/16 (4)	655,200
	Waste Services, Inc., Sr. Sub. Notes
440	9.50%, 4/15/14	459,800
		$1,339,137
Electronics/Electrical — 0.2%
	Avago Technologies Finance, Sr. Notes
$135	10.375%, 12/1/13 (4)	$143,775
	Avago Technologies Finance, Sr. Sub. Notes
70	11.875%, 12/1/15 (4)	77,000
	CPI Holdco, Inc., Sr. Notes, Variable Rate
95	11.298%, 2/1/15	97,234
	Freescale Semiconductor, Sr. Notes
90	9.125%, 12/15/14 (4)	89,887
	NXP BV/ NXP Funding, LLC, Variable Rate
775	8.11%, 10/15/13 (4)	793,406
	Open Solutions, Inc., Sr. Sub. Notes
55	9.75%, 2/1/15 (4)	56,375
		$1,257,677

Equipment Leasing — 0.0%
	Rental Service Corp.
$90	9.50%, 12/1/14 (4)	$94,500
		$94,500
Financial Intermediaries — 2.1%
	Alzette, Variable Rate
$750	11.86%, 12/15/20 (4)	$771,562
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.32%, 2/24/19 (4)	764,595
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,000	7.31%, 4/15/19 (4)	1,016,007
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.41%, 1/15/19 (4)	1,018,505
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	7.83%, 8/11/16 (4)	1,016,763
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.90%, 3/8/17	1,055,867
	Centurion CDO 9 Ltd., Series 2005-9A
750	9.35%, 7/17/19	777,745
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	7.926%, 7/30/16 (4)	1,540,872
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.68%, 7/27/16 (4)	1,013,838
	Ford Motor Credit Co.
200	6.625%, 6/16/08	199,953
715	7.375%, 10/28/09	719,969
340	7.875%, 6/15/10	345,244
	General Motors Acceptance Corp.
195	5.125%, 5/9/08	192,504
100	5.85%, 1/14/09	99,482
40	7.00%, 2/1/12	40,851
1,050	8.00%, 11/1/31	1,185,280
	Sonata Securities S.A., Series 2006-5
750	8.75%, 6/27/07	757,204
	Sonata Securities S.A., Series 2006-6
750	8.75%, 6/27/07	757,144
		$13,273,385
Food Products — 0.5%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
$495	11.50%, 11/1/11	$447,975
	Nutro Products, Inc., Sr. Notes, Variable Rate
80	9.40%, 10/15/13 (4)	83,000
	Pierre Foods, Inc., Sr. Sub. Notes
320	9.875%, 7/15/12	332,000

	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
$2,175	8.25%, 12/1/13	$2,234,812
		$3,097,787
Food Service — 0.1%
	EL Pollo Loco, Inc.
$370	11.75%, 11/15/13	$403,300
	NPC International, Inc., Sr. Sub. Notes
340	9.50%, 5/1/14	351,900
	Sbarro, Inc., Sr. Notes
90	10.375%, 2/1/15 (4)	92,250
		$847,450
Food/Drug Retailers — 0.3%
	General Nutrition Centers, Inc.
$80	8.625%, 1/15/11	$84,800
	General Nutrition Centers, Inc., Sr. Sub. Notes
195	8.50%, 12/1/10	203,287
	GNC Parent Corp.
455	12.14%, 12/1/11 (4)	466,375
	Rite Aid Corp.
1,010	6.125%, 12/15/08	1,008,737
285	8.125%, 5/1/10	292,837
		$2,056,036
Forest Products — 0.2%
	Georgia-Pacific Corp.
$5	9.50%, 12/1/11	$5,525
	Jefferson Smurfit Corp.
75	7.50%, 6/1/13	72,750
	JSG Funding PLC, Sr. Notes
325	9.625%, 10/1/12	346,937
	NewPage Corp.
440	10.00%, 5/1/12	481,800
	NewPage Corp., Variable Rate
135	11.621%, 5/1/12	148,500
	Stone Container Finance Canada
430	7.375%, 7/15/14	412,800
		$1,468,312
Healthcare — 1.0%
	Accellent, Inc.
$245	10.50%, 12/1/13	$256,025
	AMR HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	356,687
	CDRV Investors, Inc., Sr. Disc. Notes
20	9.625%, 1/1/15	16,050
	CDRV Investors, Inc., Sr. Notes, Variable Rate
265	9.86%, 12/1/11	261,687

	HCA, Inc.
$135	8.75%, 9/1/10	$141,075
600	9.25%, 11/15/16 (4)	639,000
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
1,655	8.75%, 2/15/12	1,750,162
	Multiplan, Inc., Sr. Sub. Notes
375	10.375%, 4/15/16 (4)	378,750
	National Mentor Holdings, Inc., Sr. Sub. Notes
195	11.25%, 7/1/14 (4)	212,062
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	198,900
	Service Corp. International, Sr. Notes
400	7.00%, 6/15/17	398,000
	Triad Hospitals, Inc., Sr. Notes
425	7.00%, 5/15/12	437,750
	US Oncology, Inc.
220	9.00%, 8/15/12	234,300
515	10.75%, 8/15/14	574,225
	Vanguard Health Holdings Co., LLC, Sr. Disc. Notes, Variable Rate,
105	11.25%, (0.00% until 2009) 10/1/15	84,787
	VWR International, Inc., Sr. Sub. Notes
515	8.00%, 4/15/14	526,587
		$6,466,047
Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
$135	8.125%, 6/15/14	$138,712
	Steinway Musical Instruments, Sr. Notes
160	7.00%, 3/1/14 (4)	158,400
		$297,112
Industrial Equipment — 0.1%
	Case New Holland, Inc., Sr. Notes
$200	9.25%, 8/1/11	$213,000
60	7.125%, 3/1/14	61,800
	Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15 (4)	207,675
	Esco Corp., Sr. Notes
145	8.625%, 12/15/13 (4)	150,075
	Esco Corp., Sr. Notes, Variable Rate
145	9.235%, 12/15/13 (4)	148,987
		$781,537
Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc., Sr. Sub. Notes
$410	9.875%, 2/1/12	$433,063
	AMC Entertainment, Inc., Variable Rate
60	9.624%, 8/15/10	62,250

	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
$195	12.50%, 4/1/13 (4)	$195,975
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	10.12%, 4/1/12 (4)	361,800
	Marquee Holdings, Inc., Sr. Disc. Notes
790	12.00%, 8/15/14	675,450
	Universal City Developement Partners, Sr. Notes
335	11.75%, 4/1/10	358,869
	Universal City Florida Holdings, Sr. Notes, Variable Rate
615	10.121%, 5/1/10	638,063
		$2,725,470
Lodging and Casinos — 0.9%
	Buffalo Thunder Development Authority
$375	9.375%, 12/15/14 (4)	$382,969
	CCM Merger, Inc.
230	8.00%, 8/1/13 (4)	229,713
	Chukchansi EDA, Sr. Notes, Variable Rate
280	8.877%, 11/15/12 (4)	288,750
	Galaxy Entertainment Finance
200	9.875%, 12/15/12 (4)	217,500
	Greektown Holdings, LLC, Sr. Notes
200	10.75%, 12/1/13 (4)	215,000
	Host Hotels & Resorts L.P., Sr. Notes
185	6.875%, 11/1/14 (4)	186,619
	Inn of the Mountain Gods, Sr. Notes
625	12.00%, 11/15/10	684,375
	Las Vegas Sands Corp.
285	6.375%, 2/15/15	278,588
	Majestic HoldCo, LLC, (0.00% until 2008)
140	12.50%, 10/15/11 (4)	94,850
	Majestic Star Casino, LLC
295	9.50%, 10/15/10	309,750
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
95	8.00%, 4/1/12	99,156
	OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	472,625
	Pokagon Gaming Authority, Sr. Notes
35	10.375%, 6/15/14 (4)	38,588
	San Pasqual Casino
305	8.00%, 9/15/13 (4)	312,625
	Station Casinos, Inc.
55	7.75%, 8/15/16	56,375
	Station Casinos, Inc., Sr. Notes
95	6.00%, 4/1/12	90,369

	Trump Entertainment Resorts, Inc.
$1,205	8.50%, 6/1/15	$1,198,975
	Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15 (4)	323,950
	Turning Stone Resort Casinos, Sr. Notes
75	9.125%, 9/15/14 (4)	77,531
	Waterford Gaming, LLC, Sr. Notes
69	8.625%, 9/15/12 (4)	73,485
	Wynn Las Vegas, LLC
105	6.625%, 12/1/14	104,475
		$5,736,268

Nonferrous Metals/Minerals — 0.2%
	Alpha Natural Resources, Sr. Notes
$135	10.00%, 6/1/12	$146,813
	FMG Finance PTY, Ltd., Variable Rate
160	9.369%, 9/1/11	164,400
280	10.625%, 9/1/16 (4)	310,100
	Novelis, Inc.
380	7.25%, 2/15/15	391,400
		$1,012,713
Oil and Gas — 0.9%
	Allis-Chalmers Energy, Inc.
$445	9.00%, 1/15/14	$453,900
	Allis-Chalmers Energy, Inc., Sr. Notes
90	8.50%, 3/1/17 (4)	90,450
	Chaparral Energy, Inc., Sr. Notes
265	8.875%, 2/1/17 (4)	265,663
	Clayton Williams Energy, Inc.
115	7.75%, 8/1/13	107,525
	Compton Pet Finance Corp.
210	7.625%, 12/1/13	201,600
	Copano Energy, LLC, Sr. Notes
70	8.125%, 3/1/16	72,450
	El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	255,938
	El Paso Production Holding Co.
50	7.75%, 6/1/13	52,000
	Encore Acquisition Co., Sr. Sub. Notes
155	7.25%, 12/1/17	148,025
	Giant Industries
225	8.00%, 5/15/14	242,719
	Ocean Rig Norway AS, Sr. Notes
225	8.375%, 7/1/13 (4)	239,625
	Opti Cananda, Inc.
360	8.25%, 12/15/14 (4)	378,000
	Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	109,625
	Petrobras International Finance Co.
50	7.75%, 9/15/14	55,250
	Petrohawk Energy Corp., Sr. Notes
795	9.125%, 7/15/13	826,800
	Quicksilver Resources, Inc.
210	7.125%, 4/1/16	205,275
	Semgroup L.P., Sr. Notes
540	8.75%, 11/15/15 (4)	544,050

	Sesi, LLC, Sr. Notes
$60	6.875%, 6/1/14	$59,100
	Stewart & Stevenson, LLC, Sr. Notes
305	10.00%, 7/15/14 (4)	318,725
	United Refining Co., Sr. Notes
595	10.50%, 8/15/12	618,800
	VeraSun Energy Corp.
305	9.875%, 12/15/12	320,250
		$5,565,770
Publishing — 0.2%
	American Media Operations, Inc., Series B
$265	10.25%, 5/1/09	$255,063
	CBD Media, Inc., Sr. Sub. Notes
125	8.625%, 6/1/11	129,375
	Dex Media West, LLC, Sr. Sub. Notes
87	9.875%, 8/15/13	95,048
	Idearc, Inc., Sr. Notes
220	8.00%, 11/15/16 (4)	224,675
	MediaNews Group, Inc., Sr. Sub. Notes
100	6.875%, 10/1/13	91,500
	Medimedia USA, Inc., Sr. Sub Notes
55	11.375%, 11/15/14 (4)	57,888
	R.H. Donnelley Corp., Sr. Disc. Notes
145	6.875%, 1/15/13	139,563
160	6.875%, 1/15/13	154,000
		$1,147,112
Radio and Television — 0.5%
	Advanstar Communications, Inc.
$1,120	10.75%, 8/15/10	$1,209,600
	CanWest Media, Inc.
464	8.00%, 9/15/12	483,495
	LBI Media, Inc.
165	10.125%, 7/15/12	175,931
	Rainbow National Services, LLC, Sr. Notes
180	8.75%, 9/1/12 (4)	192,600
	Rainbow National Services, LLC, Sr. Sub. Debs.
645	10.375%, 9/1/14 (4)	728,850
	Sirius Satellite Radio, Sr. Notes
550	9.625%, 8/1/13	550,000
		$3,340,476
Rail Industries — 0.1%
	Kansas City Southern Mexico, Sr. Notes
$230	7.625%, 12/1/13 (4)	$231,150
	Kansas City Southern Railway Co.
95	9.50%, 10/1/08	99,988

	TFM SA de C.V., Sr. Notes
$130	12.50%, 6/15/12	$141,050
		$472,188
Retailers (Except Food and Drug) — 0.7%
	Amscan Holdings, Inc., Sr. Sub. Notes
$250	8.75%, 5/1/14	$246,250
	Autonation, Inc., Variable Rate
135	7.36%, 4/15/13	136,688
	Bon-Ton Department Stores, Inc.
225	10.25%, 3/15/14	234,000
	GameStop Corp.
1,265	8.00%, 10/1/12	1,344,063
	GameStop Corp., Variable Rate
365	9.235%, 10/1/11	380,513
	Michaels Stores, Inc., Sr. Notes
585	10.00%, 11/1/14 (4)	627,413
	Michaels Stores, Inc., Sr. Sub. Notes
130	11.375%, 11/1/16 (4)	141,050
	Neiman Marcus Group, Inc.
485	9.00%, 10/15/15	533,500
285	10.375%, 10/15/15	319,913
	Sally Holdings, LLC, Sr. Notes
90	9.25%, 11/15/14 (4)	92,812
	Toys R US Corp.
305	7.375%, 10/15/18	260,013
		$4,316,215
Steel — 0.1%
	AK Steel Corp.
$125	7.875%, 2/15/09	$125,625
	Ispat Inland ULC, Sr. Notes
199	9.75%, 4/1/14	222,268
	RathGibson, Inc., Sr, Notes
430	11.25%, 2/15/14	457,950
		$805,843
Surface Transport — 0.0%
	Horizon Lines, LLC
$217	9.00%, 11/1/12	$229,478
		$229,478
Telecommunications — 1.2%
	Alamosa Delaware, Inc., Sr. Notes
$515	11.00%, 7/31/10	$553,579
	Centennial Cellular Operating Co., LLC, Sr. Notes
205	10.125%, 6/15/13	222,169

	Digicel Ltd., Sr. Notes
$275	9.25%, 9/1/12 (4)	$295,625
	Intelsat Bermuda Ltd.
325	9.25%, 6/15/16 (4)	358,313
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
485	10.252%, 1/15/12	489,850
	Intelsat Ltd., Sr. Notes
1,425	5.25%, 11/1/08	1,396,500
	Level 3 Financing, Inc., Sr. Notes
225	9.25%, 11/1/14 (4)	231,188
	Qwest Capital Funding, Inc.
110	7.00%, 8/3/09	112,475
	Qwest Communications International, Inc.
500	7.50%, 2/15/14	518,750
	Qwest Communications International, Inc., Sr. Notes
65	7.50%, 11/1/08	66,300
	Qwest Corp., Sr. Notes
140	7.625%, 6/15/15	150,675
	Qwest Corp., Sr. Notes, Variable Rate
985	8.61%, 6/15/13 (4)	1,078,575
	Rogers Wireless, Inc., Sr. Sub. Notes
40	8.00%, 12/15/12	42,300
	Rogers Wireless, Inc., Variable Rate
1,453	8.485%, 12/15/10	1,485,693
	UbiquiTel Operating Co., Sr. Notes
395	9.875%, 3/1/11	424,683
	Windstream Corp., Sr. Notes
290	8.125%, 8/1/13	313,563
60	8.625%, 8/1/16	65,775
		$7,806,013
Utilities — 0.3%
	Dynegy Holdings, Inc.
$195	8.375%, 5/1/16	$207,188
	Mission Energy Holding Co.
215	13.50%, 7/15/08	236,769
	NGC Corp.
390	7.625%, 10/15/26	380,250
	NRG Energy, Inc.
140	7.25%, 2/1/14	140,700
455	7.375%, 1/15/17	456,138
	NRG Energy, Inc., Sr. Notes
185	7.375%, 2/1/16	185,694

	Reliant Energy, Inc.
$165	9.25%, 7/15/10	$174,075
		$1,780,814
Total Corporate Bonds & Notes (identified cost $94,858,047)		$97,991,244

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
$310,000	L-3 Communications Corp. (4)	$323,175
Total Convertible Bonds (identified cost, $313,294)		$323,175

Common Stocks — 0.1%

Shares	Security	Value
32,088	Trump Entertainment Resorts, Inc. (6)	$569,883
Total Common Stocks (identified cost, $395,965)		$569,883

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
1,007	Chesapeake Energy Corp., 4.50%	$96,410
934	Crown Castle International Corp., 6.25% (PIK)	52,304
Total Convertible Preferred Stocks (identified cost, $142,317)		$148,714

Closed-End Investment Companies — 1.8%

Shares	Security	Value
20,000	Blackrock Floating Rate Income Strategies Fund II, Inc.	$373,600
25,000	Blackrock Floating Rate Income Strategies Fund, Inc.	477,000
125,000	First Trust / Four Corners Senior Floating Rate Income Fund II	2,326,250
895,800	ING Prime Rate Trust	6,628,920
87,500	LMP Corporate Loan Fund, Inc.	1,241,625
Total Closed-End Investment Companies (identified cost, $11,209,592)		$11,047,395

Short-Term Investment — 6.1%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (7)	$38,735	$38,735,042
Total Short-Term Investments (at amortized cost, $38,735,042)		$38,735,042
Gross Investments — 160.9% (identified cost $1,007,353,186)		$1,015,123,412

Less Unfunded Loan Commitments — (0.7)% (identified cost $4,369,989)	$(4,369,989)
Net Investments — 160.2% (identified cost $1,002,983,197)	$1,010,753,423
Other Assets, Less Liabilities — 2.3%	$14,395,737
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.5)%	$(394,413,258)
Net Assets Applicable to Common Shares — 100.0%	$630,735,902

PIK	—	Payment In Kind.
EUR	—	Euro
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or

(2)		Unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $27,189,777 or 4.3% of the  net assets.

(5)		Defaulted security.
(6)		Non-income producing security.
(7)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

A summary of financial instruments at January 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
2/28/07	Euro 2,000,000	United States Dollar 2,592,400	$(9,676)
			$(9,676)

Credit Default Swaps

Notional	Expiration		Net Unrealized
Amount	Date	Description	Appreciation
$2,000,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$65,639

At January 31, 2007, the Trust had sufficient cash and/or securities segregated to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,003,892,196
Gross unrealized appreciation	$8,875,292
Gross unrealized depreciation	(2,014,065)
Net unrealized appreciation	$6,861,227

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President
Date:	March 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President
Date:	March 23, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	March 23, 2007